Finance items (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Finance Items

	Year Ended December 31,
	2018	2017
Finance income:
Interest income (a)	$154,668	$156,278
	$154,668	$156,278

Finance costs:
Interest expense and similar charges	$(382,082)	$(349,262)
Amounts capitalized to property, plant and equipment (b)	334,668	200,764
Accretion of decommissioning obligations (Note 17)	(5,075)	(4,852)
	$(52,489)	$(153,350)

(a)

Finance income on the related party receivable relates to amounts placed with Rio Tinto under an agreement for cash management services in connection with net proceeds from the project finance facility (refer to Note 22).

(b)	The majority of the costs capitalized to property, plant and equipment were capitalized at the weighted average rate of the Company’s general borrowings of 8.2%.